NOTE 3 - ACCOUNTS RECEIVABLE (Details) - Schedule of Accounts, Notes, Loans and Financing Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Accounts, Notes, Loans and Financing Receivable [Abstract]
Trade receivables	$ 1,360,929	$ 1,101,279
Other receivables	26,360	53,227
Elimination of unpaid deferred revenue	(861,024)	(716,495)
Allowance for doubtful accounts	(100,000)	(214,389)
Total Accounts Receivable	$ 426,265	$ 223,622